Equity (Details Textual 1) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands											1 Months Ended	12 Months Ended
	Dec. 07, 2017 ₪ / shares shares	Aug. 22, 2017 ILS (₪) $ / shares shares	Aug. 15, 2016 shares	Jul. 31, 2016 $ / shares	Aug. 31, 2015 ILS (₪) shares	Aug. 31, 2015 ILS (₪) $ / shares	Jun. 24, 2015 ILS (₪) $ / shares shares	May 21, 2015 $ / shares shares	May 18, 2015 ILS (₪) $ / shares shares	Mar. 22, 2015 $ / shares shares	Jul. 30, 2015 ILS (₪) ₪ / shares	Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪) shares	Dec. 31, 2015 ILS (₪) shares	Aug. 22, 2017 $ / shares	Aug. 31, 2015 USD ($) $ / shares	Jul. 30, 2015 $ / shares	May 18, 2015 $ / shares
Equity (Textual)
Approved grant options			3,620,885				92,045			10,000,000
Options to purchase of ordinary shares			235,413				30,682			3,333,333
Options vest periods										5 years
Option exercise price | $ / shares				$ 0.8			$ 0.30			$ 0.6
Fair value of general meeting approval options | ₪							$ 27				₪ 4,758
Grant date fair value of options | ₪ / shares											₪ 0.48
Expected dividend rate											0.00%
Expected volatility rate											56.49%
Risk-free interest rate											2.00%
Expected term											4 years
Share-based compensation to employees and consultants												₪ 4,970	$ 1,433	₪ 3,572	₪ 4,081
Options exercisable												20,922,506		14,350,118	11,700,665
Total unrecognized compensation cost of stock options | ₪												₪ 5,200
Unrecognized compensation cost of employee stock options is expected to be recognized.												4 years	4 years
CEO [Member]
Equity (Textual)
Approved grant options									5,670,000
Options to purchase of ordinary shares									1,890,000
Options vest periods									4 years
Option exercise price | $ / shares									$ 0.60
Fair value of general meeting approval options | ₪											₪ 2,698
Grant date fair value of options | $ / shares																		$ 0.48
Expected dividend rate											0.00%
Expected volatility rate											56.49%
Risk-free interest rate											2.00%
Expected term											4 years
Employees and Officers [Member]
Equity (Textual)
Approved grant options									7,450,000
Options to purchase of ordinary shares									2,483,333
Options vest periods									4 years
Option exercise price | $ / shares									$ 0.60
Fair value of general meeting approval options | ₪									$ 1,597
Grant date fair value of options | $ / shares																			$ 0.22
Expected dividend rate									0.00%
Expected volatility rate									56.18%
Risk-free interest rate									2.00%
Expected term									4 years
Consultant [Member]
Equity (Textual)
Approved grant options									1,000,000
Options to purchase of ordinary shares									333,333
Option exercise price | $ / shares									$ 0.60
Fair value of general meeting approval options | ₪									$ 240
Four Board Members [Member]
Equity (Textual)
Approved grant options								2,680,000
Options to purchase of ordinary shares								893,333
Options to purchase of ordinary shares to each								670,000
Options vest periods								4 years
Option exercise price | $ / shares								$ 0.60
Fair value of general meeting approval options | ₪											₪ 1,275
Grant date fair value of options | $ / shares																		$ 0.48
Expected dividend rate											0.00%
Expected volatility rate											56.49%
Risk-free interest rate											2.00%
Expected term											4 years
Two New Officers [Member]
Equity (Textual)
Approved grant options					1,300,000
Options to purchase of ordinary shares					433,333
Options vest periods					4 years
Option exercise price | $ / shares						$ 0.85
Fair value of general meeting approval options | ₪					₪ 331	$ 331
Grant date fair value of options | $ / shares																	$ 0.25
Expected dividend rate					0.00%
Expected volatility rate					56.36%
Risk-free interest rate					2.00%
Expected term					4 years
One Director [Member]
Equity (Textual)
Approved grant options		486,000
Options to purchase of ordinary shares		486,000
Options granted		221,000
Option exercise price | $ / shares		$ 0.33
Fair value of general meeting approval options | ₪		$ 99
Grant date fair value of options | $ / shares																$ 0.13
Expected dividend rate		0.00%
Expected volatility rate		60.53%
Risk-free interest rate		2.00%
Expected term		4 years
Options exercisable		265,000
Fair value of each option share price | $ / shares		$ 0.29
Officers and Employees [Member]
Equity (Textual)
Approved grant options					9,100,000
Options to purchase of ordinary shares					9,100,000
Option granted value | ₪					₪ 2,145
Options vest periods					1 year
Option exercise price | ₪ / shares	₪ 0.58
Fair value of general meeting approval options | $
Grant date fair value of options | $ / shares
Expected dividend rate					0.00%
Expected volatility rate					61.96%
Risk-free interest rate					2.00%
Expected term					4 years
Shareholder [Member]
Equity (Textual)
Approved grant options	6,900,000
Options to purchase of ordinary shares	6,900,000